Consolidated Balance Sheets $ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Assets
Holding company cash and investments (including assets pledged for derivative obligations - $193.6; December 31, 2023 - $197.7)	$ 2,502.7	$ 1,781.6
Insurance contract receivables	780.4	926.1
Portfolio investments
Subsidiary cash and short term investments (including restricted cash and cash equivalents - $1,240.7; December 31, 2023 - $637.0)	7,620.5	7,165.6
Bonds (cost $37,852.9; December 31, 2023 - $36,511.9)	37,390.3	36,850.8
Preferred stocks (cost $944.6; December 31, 2023 - $898.3)	2,365.0	2,447.4
Common stocks (cost $7,116.1; December 31, 2023 - $6,577.2)	7,464.2	6,903.4
Investments in associates (fair value $8,144.8; December 31, 2023 - $7,553.2)	7,153.3	6,607.6
Derivatives and other invested assets (cost $903.9; December 31, 2023 - $952.0)	1,159.7	1,025.3
Assets pledged for derivative obligations (cost $154.8; December 31, 2023 - $137.7)	150.8	139.3
Fairfax India cash, portfolio investments and associates (fair value $3,163.3; December 31, 2023 - $3,507.6)	1,916.6	2,282.7
Total portfolio investments	65,220.4	63,422.1
Reinsurance contract assets held	10,682.6	10,887.7
Deferred income tax assets	325.0	301.1
Goodwill and intangible assets	8,278.2	6,376.3
Other assets	8,988.0	8,290.2
Total assets	96,777.3	91,985.1
Liabilities
Accounts payable and accrued liabilities	6,078.3	5,487.2
Derivative obligations	356.9	444.9
Deferred income tax liabilities	1,714.0	1,250.3
Insurance contract payables	923.0	1,206.9
Insurance contract liabilities	47,602.2	46,171.4
Borrowings	11,753.7	9,723.5
Total liabilities	68,428.1	64,284.2
Equity
Shareholders' equity attributable to shareholders of Fairfax	24,068.0	22,950.5
Non-controlling interests	4,281.2	4,750.4
Total equity	28,349.2	27,700.9
Total liabilities and total equity	96,777.3	91,985.1
Common shares
Equity
Equity in stock	22,959.8	21,615.0
Preferred shares
Equity
Equity in stock	1,108.2	1,335.5
Holding company and insurance and reinsurance companies
Liabilities
Borrowings	8,858.2	7,824.5
Non-insurance companies
Liabilities
Borrowings	$ 2,895.5	$ 1,899.0